Submission	Dec. 11, 2025
Submission [Line Items]
Central Index Key	0001186641
Registrant Name	A&Q Long/Short Strategies Fund LLC
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A